Note Deposits - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deposits Abstract
Brokered deposit	$ 1,300	$ 1,900
Deposit Liabilities Reclassified As Loans Receivable	$ 11	$ 9